Property and Equipment, net	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Property and Equipment, net

6. Property and Equipment, net

Property and equipment, net consisted of the following (in thousands):

	March 31,	December 31,
	2020	2019
Computer and Office Equipment	$271	$243
Lab Equipment	401	401
Leasehold Improvements	24	24
Construction in Progress	28	—

Subtotal	724	668
Accumulated depreciation and amortization	(205)	(167)

Property and equipment, net	$519	$501

Depreciation and amortization expense for the three months ended March 31, 2020 and 2019 was approximately thirty-eight thousand and twenty-one thousand respectively.

6. Property and Equipment, net

Property and equipment, net consisted of the following (in thousands):

	December 31,
	2018	2019
Computer and Office Equipment	$39	$243
Lab Equipment	277	401
Leasehold Improvements	—	24

Subtotal	316	668
Accumulated depreciation and amortization	(56)	(167)

Property and equipment, net	$260	$501

Depreciation and amortization expense was approximately $0.1 million and $0.1 million for the years ended December 31, 2018 and 2019, respectively.